INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 0.0	$ 0.0
Deferred tax liabilities	(168.8)	(180.6)
Net deferred income tax liabilities	(168.8)	(180.6)	$ (188.2)
Deductible temporary differences for which no deferred tax asset is recognised	1,831.3	1,739.0
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	90.6	50.6
Deferred tax liabilities	(259.4)	(231.2)
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	58.6	22.5	105.2
Deductible temporary differences for which no deferred tax asset is recognised	886.1	848.4
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	58.6	22.5
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1.2	0.0	2.8
Deductible temporary differences for which no deferred tax asset is recognised	186.5	182.9
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1.2	0.0
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	30.8	28.1
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(225.6)	(197.1)	(273.5)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(225.6)	(197.1)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(4.6)	(5.3)	(7.2)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(4.6)	(5.3)
Marketable securities
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(0.2)	0.0	0.0
Marketable securities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(0.2)	0.0
Inventory and Reserves
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(18.5)	(26.4)	(21.5)
Inventory and Reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(18.5)	(26.4)
Other liabilities
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(10.5)	(2.4)	(2.6)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(10.5)	(2.4)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	77.7	83.0
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	638.3	567.0
Mining duties
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities		0.0	(22.6)
Deductible temporary differences for which no deferred tax asset is recognised	13.5	10.5
Other deductible temporary differences
Deferred tax assets and liabilities [abstract]
Deferred tax assets	30.8	28.1	$ 31.2
Deductible temporary differences for which no deferred tax asset is recognised	$ 29.2	$ 47.2